CENTURION COUNSEL MARKET NEUTRAL FUND, INC.
                            Portfolio Review
                        as of December 31, 1999


              Fund Highlights                     Top Ten Holdings

                   12/31/98    12/31/98    Cisco, Jan 02, 60, C       14.4%
Net Assets:       $4,935,360   $1,618,616  Home Depot,Jan 02,33 3/8 C 10.4%
                                           NASDAQ 100, Jan 02, 120 C   5.3%
NAV Per Share:                             United Dominion REIT        4.6%
                                           Dow Jones IndexDec 01,104,P 4.6%
  Class A:          $3.04      $2.92       United Investors REIT       4.5%
  Class B:          $3.00      $2.86       America Online, Jan 02,40 C 3.4%
  Class C:          $2.99      $2.86       Intel, Jan 01, 30, C        3.4%
  Class D:          $3.05      $2.95       Prison Realty               2.8%
                                           Entertainment Properties    2.8%
Share Outstanding: 1,643,245   562,505


Portfolio Allocation by Sector
  as of December 31, 1999                  Top Ten Holdings-Short Positions

                                           Trac Data                    6.2%
                                           Juno Online                  6.0%
                                           On Technology                5.1%
                                           Netobjects                   4.4%
                                           Home Depoot, Jan 01, 70,C    3.5%
                                           J W Genesis                  3.3%
                                           Viropharma                   3.0%
                                           Cisco, Jan 01, 70,C          2.8%
                                           Quepasa.com                  2.7%
                                           Tegal                        2.4%


Graph                                      Top Ten Sectors

                                           Real Estate Investment Trust 14.8%
                                           Cash and Commerial Paper      1.2%
                                           Industrial Services           1.7%
                                           Consumer Products            16.0%
                                           Natural Resources             1.7%
                                           Indexes                       9.9%
                                           Industrial Products           6.9%
                                           Corporate Bonds               2.2%
                                           Technology                   32.9%
                                           Technology (Short Positions) 31.7%


				TOTAL RETURN
			Through December 31, 1999
(Since new management and investment objectives--January 1995)

                              Last    Since      Date of
                  Quarter     Twelve  Changeor   First
                              Months  FirstSales Sale
Class A:(1)		-8.18%	-3.95%   -5.45%   1/07/97
Class B:		-8.33%	-4.67%   -6.57%   1/07/97
Class C:		-8.04%      -4.35%    2.95% 	12/31/94
Class D:		-7.52%      -3.28%   -4.64%   12/06/96

(1) Does not include commission load of 4.75% when purchased


				TOTAL RETURN
			Through December 31, 1999
			(Since inception--January 1982)


                              Last
                  Quarter     Twelve  Five  Ten   Since
                              Months  Year  Year  Inception

Class A:(1)       -8.18%     - 3.95%    *     *       -5.45%
Class B:          -8.33%     - 4.67%    *     *       -6.57%
Class C:          -8.04%     - 4.35%   -3.56% -6.93%   2.95%
Class D:          -7.52%     - 3.28%    *     *       -4.64%

*Shares of this Class not available for the total period
(1) Does not include commission load of 4.75% when purchased




     It seems that the riskiest conerns of the market are the ones getting the current volume and attention. An example is the volume in the Bulletin Board or Pink Sheet stocks. As recently as 1998, the average daily volume was just 123.3 million shares. Currently, it is over a billion shares a day. While some of these companies are legitimate, the requirements to be listed on the Bulletin Board are much less stringent that the NASDAQ or Exchange listed stocks. Oftentimes, these companies have never filed financial statements or reported to the SEC but they have sent out press releases touting their prospects.

     When you have gaint pools of capital competing for a handful of stocks with a very small float, you can get monstrous moves regardless of what the Dow Jones Industrial Average or the S&P 500 does. The people behind these giant pools of capital (including day traders) cannot keep an eye on the big picture. Instead, their mantra is to get in and get out" and that is how we have come to have this ridiculous two-tiered market. In the past 12 months (through March 7 of this year) the DOW is only up 1.10%, the S&P 500 is up 5.95%, the NYSE is actually down 2.30%, while the NASDAQ is up an unbelievable 100% in the same period.

     Our Fund continues to outperform its peer group as it has done consistently over the past 24 months. While we recognize the return has laaged the S&P 500, the market rotation that we are getting now makes us feel more comfortable that at any time in the past several years that we will outperform the S&P 500 as we have done year to date (The Fund is up 8.74% through March 6, while the S&P 500 is down 4.18%). Value stocks, our traditional focus, continue to be beaten down but we have been able to make satisfactory progress on the long side by investing in some bigger names. While not traditional value stocks in the "new economy" market, these acquistions, such as Cisco and PE Biosystems, have been stellar performers. The short selling activity has offered us many opportunities to take advantage of the one-day wonders discussed in the first paragraph.

    We are cautiously optimistic that this year will continue to be a strong year for the Fund and can prove the validity over the long-term of investing in a market neutral mutual fund. As Manager of the Fund, I appreciate your staying with us and the patience that you have shown. We intend to amply reward that commitment over the coming months.

CENTURION COUNSEL MARKET NEUTRAL FUND



Jack K. Heilbron
Chief Investment Officer




TABLE OF CONTENTS



INDEPENDENT AUDITOR'S REPORT

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities

Statement of Investment Securities

Statement of Covered Call Options Written

Statement of Securities Sold Short

Statement of Operations

Statements of Changes in Net Assets

Notes to Financial Statements






                    CENTURION COUNSEL MARKET NEUTRAL FUND
                     STATEMENT OF ASSESTS AND LIABILITIES
                              December 31, 1999


Assets

Investments in Securities, at value,                                $1,491,555
(indentified cost $1,595,733)

Cash and Deposits                                                       20,062
Receivables:
 Dividends                                                               1,743
 Interest                                                                   31
 Investment securities sold                                             72,425
 Miscellaneous                                                           1,611
Margin Deposit for Securities Sold Short                               943,568
                                                                   ___________

     TOTAL ASSETS                                                    2,530,995

LIABILITIES

Covered Call Options Written, at market value,
(premiums received $115,639)                                           229,450
Securities Sold Short, at market value,
(sales proceeds received $503,857)                                     644,638
Payables:
 Accounts Payable                                                       15,214
 Investment securities purchased                                        23,077
 Fund shares redeemed                                                        0
                                                                   ___________

     TOTAL LIABILITIES                                                 912,378
                                                                   ___________
NET ASSETS                                                          $1,618,617
                                                                   ===========

Class A:
 Net asset value and offering price per share
 ($7,468 divided by 2,554 shares outstanding)                       $     2.92

Class B:
 Net asset value and offering price per share
 ($412 divided by 144 shares outstanding)                           $     2.86

Class C:
 Net asset value and offering price per share
 ($1,258,506 divided by 440,355 shares outstanding)                 $     2.86

Class D:
 Net asset value and offering price per share
 ($352,231 divided by 119,452 shares outstanding)                   $     2.95



       The accompanying notes are an integral part of the financial statements.



                CENTURION COUNSEL MARKET NEUTRAL FUND
                 STATEMENT OF INVESTMENT SECURITIES
                          December 31, 1999

Shares or                                   % of              Value
Principal                                    Net              (Note 1)
Amount   Descriptions             Notes     Assets    Security       Sector

         COMMON STOCK                       39.3%

         CONSUMER PRODUCTS                   5.6%
1000     BEATRICE (TLC)            (b)                $     8,000
140      FARMER BROTHERS                                   22,260
1000     READERS DIEGEST                                   29,250
200      GENERAL ELECTRIC                                  30,950
                                                                      90,460

         HEALTH                               1.9%
500      BAXTER                                       $    31,406
                                                                      31,406

         INDUSTRIAL PRODUCTS                  5.1%
200      NORTEL NETWORKS                              $    20,200
350      PE BIOSYSTEMS                                     42,109
8400     SO. ENERGY HOMES          (b)                     19,688
                                                                      81,997

         INDUSTRIAL SERVICES                  1.7%
2140     OCTEL                     (b)                $    22,203
1800     TRANSCOASTAL MARINE       (b)                      5,175
                                                                      27,378

         NATURAL RESOURCES                    1.6%
5000     PAN AMERICAN SILVER     (a),(b)              $    26,563
                                                                      26,563

         REAL ESTATE INVESTMENT TRUST        14.8%
9000     PRISON REALTY               (b)              $    45,563
3400     ENTERTAINMENT PROP TRUST                          44,838
7600     UNITED DOMINION                                   75,050
11900    UNITED INVESTORS REIT                             73,631
                                                                     239,081

         TECHNOLOGY                           8.6%
200      CUTRIX SYSTEMS              (b)              $    24,600
100      DOUBLECLICK                 (b)                   25,306
4500     FAROUDJA                    (b)                   22,641
1400     INTEGRATED DEVICE TECH      (b)                   40,600
100      LIBERATE TECH               (b)                   25,700
                                                                     138,847
                                                                   _________
         TOTAL COMMON STOCKS (COST $859,432)                         635,732

                PREFERRED STOCK               0.7%
400      AMAX GOLD 3.75 PREFERRED    (b)             $     10,550
         TOTAL PREFERRED STOCK (COST $18,355)                         10,550

                OPTIONS AND WARRANTS         50.1%

         CONSUMER PRODUCTS                   10.4%
4500     HOME DEPOT JAN (01) Cs      (a)             $    168,750
                                                                     168,750

         FINANCIAL SERVICES                   0.4%
2000     ALLIED CAP MAY 20 Ps                        $      5,375
2000     LEHMAN JAN (01) 25 Ps                              1,000
                                                                       6,375

         HEALTH                               3.0%
1000     ENZO BIO JUL 35 Cs          (a)             $     15,750
1000     JNJ JAN (02) 85 Cs                                23,313
1000     PFIZER JAN (02) 30 Cs                             10,125
                                                                      49,188

         INDEXES                              9.9%
10000    DJ INDEX DEC (01) 104 Ps     (a)            $     75,000
1000     NASDAQ 100 JAN (02) 120 Cs   (a)                  85,500
                                                                     160,500

         INDUSTRIAL PRODUCTS                  1.8%
400      GM HUGHES MAR 80 Cs                         $      7,500
1000     UNITED TECH JAN (02) 50 Cs                        22,063
                                                                      29,563

         NATURAL RESOURCES                    0.1%
1000     WILLIAMS CO JAN 30 Cs                       $      1,938
                                                                       1,938

         TECHNOLOGY                          24.3%
1200     AMER ONLINE JAN (02) 40 Cs   (a)            $     54,450
4000     CISCO JAN (01) 60 Cs         (a)                 232,750
600      IBM JAN (02) 80 Cs           (a)                  25,575
1000     INTEL JAN (01) 30 Cs         (a)                  54,313
3000     WAVE SYSTEMS JAN 17 1/2 Ps   (a)                  26,813
                                                                     393,900
                                                                   _________
         TOTAL OPTIONS AND WARRANTS (COST $682,765)                  810,213

                     FIXED INCOME             2.2%
         U.S. GOVERNMENT AGENCY BONDS         2.2%
17.787   FNMA G93-40 ZC                              $    15,930
19.394   FNR 91-56M                                       19,127
                                                                      35,058
                                                                  __________
         TOTAL FIXED INCOME (COST $35,181)                            35,058

         TOTAL INVESTMENT OF SECURITES       92.2%                 1,491,555

         COVERED CALL OPTION SECURITIES     -14.2%                  (229,450)

         SECURITIES SOLD SHORT              -39.8%                  (644,638)
                                            ______               ____________

         NET INVESTMENT IN SECURITIES        38.1%                   617,468

         CASH                                 1.2%                    20,062

         MARGIN DEPOSIT ON SECURITES SOLD
         SHORT                               58.3%                   943,568

         OTHER ASSETS LESS LIABILITIES        2.3%                    37,519

               NET ASSETS                   100.0$              $  1,618,617

(a)  Options have been written against this
     positions.
(b)  Non-income producing securities.
(c) Total unrealized depreciation on investments consists of gross unrealized gains of $306,668 and gross unrealized losses of $665,441.


                CENTURION COUNSEL MARKET NEUTRAL FUND
                STATEMENT OF COVERED OPTIONS WRITTEN
                          December 31, 1999


Shares or                                   % of              Value
Principal                                    Net              (Note 1)
Amount   Descriptions                       Assets    Security       Sector


         CONSUMER PRODUCTS                  -3.5%
(3,000)  HOME DEPOT JAN 50 Cs                           $  (57,000)
                                                                      (57,000)

         HEALTH                             -0.7%
(1,000)  ENZO BIO APR 40 Cs                             $  (10,375)
(1,000)  VIROPHARMA JAN 30 Ps                                 (125)
(400)    VIROPHARMA JAN 25 Ps                                  (75)
                                                                      (10,575)

         INDEXES                            -1.4%
(5,000)  DOW JONES JAN 104 Ps                           $   (1,875)
(5,000)  DOW JONES FEB 104 Ps                               (5,000)
(1,000)  NASDAW 100 JAN 172 Cs                             (16,375)
                                                                      (23,250)

         NATURAL RESOURCES                  -0.1%
(5,000)  PAN AMER SILVER MAR 10 Cs                      $     (938)
                                                                         (938)

         TECHNOLOGY                         -8.5%
(1,200)  AMER ONLINE APR 100 Cs                         $   (6,300)
(1,000)  CISCO APR 100 Cs                                  (15,250)
(1,000)  CISCO APR 90 Cs                                   (22,000)
(1,000)  CISCO JAN (00) 72 1/2 Cs                          (34,875)
(1,000)  CISCO JAN (01) 70 Cs                              (44,750)
(600)    IBM JAN 120 Cs                                       (825)
(1,000)  INTEL JAN (00) 75 Cs                               (8,625)
(3,000)  WAVE SYSTEMS JAN 12 1/2 Ps                         (5,063)
                                                                     (137,688)

         TOTAL                           -14.2%                     $(229,450)



                CENTURION COUNSEL MARKET NEUTRAL FUND
                STATEMENT OF COVERED OPTIONS WRITTEN
                          December 31, 1999


Shares or                                   % of              Value
Principal                                    Net              (Note 1)
Amount   Descriptions             Notes     Assets    Security       Sector


         CONSUMER PRODUCTS                  -1.9%
(1,600)  HOLLYWOOD.COM                                $  (30,400)
                                                                    (30,400)

         FINANCIAL SERVICES                 -3.3%
(1,800)  JWGENESIS                                    $  (52,875)
                                                                    (52,875)

         HEALTH                             -3.0%
(1,300)  VIROPHARM                (a)                 $  (48,100)
                                                                    (48,100)

         TECHNOLOGY                        -31.7%
(1,600)  ALPHA MICRO                                  $   (7,600)
(500)    CYBERGOLD                                        (8,844)
(300)    GOTO.COM                                        (17,625)
(2,700)  JUNO ONLINE                                     (97,031)
(4,300)  NETOBJECTS                                      (70,950)
(5,900)  ON TECHNOLOGY                                   (81,863)
(100)    PEGASUS SYSTEMS                                  (6,031)
(3,400)  QUE PASA                                        (43,138)
(4,400)  TEGAL                                           (38,913)
(9,900)  TRACK DATA                                     (100,856)
(2,500)  V-ONE                                           (14,688)
(700)    WIND RIVER SY                                   (25,725)
                                                                  (513,263)

         TOTAL                            -39.8%                 $(644,638)

(a)  Options have been written against this position.




                CENTURION COUNSEL MARKET NEUTRAL FUND
                       STATEMENT OF OPERATIONS
                     YEAR ENDED DECEMBER  31, 1999


INVESTMENT INCOME

Dividends                                                  $     43,002
Interest                                                         31,707

   Total investment income                                       74,708

EXPENSES

Investment advisory fee                     $    26,333
Distribution expenses                            21,213
Registration and filing fees                     15,719
Fund accounting fees                             24,368
Custodian fees and expenses                       8,468
Audit fees and expenses                           5,600
Directors' fees and expenses                     11,059
Transfer agent fees                               2,134
Insurance                                         2,018
Other expenses                                    4,162

   Total expenses                                              121,074

Fees and Expenses Absorbed by Investment Advisor (31,052)

   Net expenses                                                 90,022

   Net investment income (loss)                                (15,314)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENT SECURITIES

Net realized loss on investments                              (293,443)
Change in unrealized depreciation of investment
for the year                                                   245,658

Net loss on investments                                        (47,785)

Net Decrease in Net Assets Resulting from Operations        $  (63,099)
                                                            ===========

   The accompanying notes are an integral part of the financial statements.



                CENTURION COUNSEL MARKET NEUTRAL FUND
                STATEMENTS OF CHANGES IN NET ASSETS
                  YEARS ENDED DECEMBER 31, 1999



                                               1999           1998

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:

Net investment income (loss)              $   (15,314)    $   (13,099)
Net realized gain (loss) on investments      (293,443)       (538,729)
Net change in unrealized depreciation
of investments                                245,658        (101,802)
                                          ___________     ____________
  Net increase (decrease) in net assets
resulting from operations                     (63,099)       (653,630)

Class C:
Distribution to shareholders:
  Net investment income                          -             (12,145)

CAPITAL SHARE TRANSACTIONS: (NOTE 6)
Increase from capital shares sold              27,911          365,679
Increase from capital shares reinvested           -             12,145
Decrease from capital shares repurchases   (3,280,556)      (3,047,343)
                                          ____________     ____________
Net increase (decrease) from capital
share transactions                          (3,252,645)     (2,669,519)
                                          _____________    _____________

Total increase (decrease) in net assets     (3,315,744)     (3,335,294)

NET ASSETS
Beginning of period                          4,934,360       8,269,654
                                          _____________    _____________
End of period (includes no undistributed
investment income)                        $  1,618,616     $ 4,934,360
                                          =============    =============



   The accompanying notes are an integral part of the financial statements.



NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Fund commenced operations in January 1982. At the shareholder meeting on December 20, 1994, the shareholders voted to change the name of the fund to Centurion T.A.A. Fund, Inc. ("Fund") from Excel Value Fund, Inc. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to achieve long-term investment return, including both capital appreciation and current income, consistent with reasonable risk.

     At the shareholder meeting on August 6, 1996, the shareholders approved the Fund to offer Class A, Class B, Class C and Class D shares, each of which has equal rights as to assets and voting privileges.
Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differ in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

     At the shareholder meeting on January 15, 1999, the shareholders voted to change the name of the fund to Centurion Counsel Funds, Inc. from Centurion T.A.A. Fund, Inc. Also, shareholders approved to reclassify each of the Fund's outstanding Class A shares, Class B shares, Class C shares, and Class D shares as the series entitled Centurion Counsel Market Neutral Fund Class A shares, Class B shares, Class C shares, and Class D shares, respectively.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Portfolio Valuation:
     The Fund calculates its net asset value and completes orders to purchase, exchange or repurchase its shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

     Investments in securities traded on major exchanges are valued at the last quoted sales price on that exchange where such securities are primarily traded. Securities traded in the over-the-counter market are valued at the last sales price. Over-the-counter and listed securities that have not been traded on a certain day are valued at the average between the last bid and asked price. If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's Board of Directors. Debt securities are valued in
accordance with the procedures above.   Short-term securities are stated at
amortized cost (which approximates market value) if maturity is 60 days or less, or at market value if maturity is greater than 60 days.


Security Transactions and Related Investment Income:
     Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Discounts on debt securities purchased are amortized over the life of the respective security as adjustments to interest income.

Estimates:
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes:
     It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforwards totaling $983,466 which begin to expire in 2002.

Distributions to Shareholders:
     Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

Restricted Securities:
     The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Cash Deposits:
     At December 31, 1999 the Fund had cash on deposit at one financial institution of $18,062 and cash on deposit with a broker of $945,568. Cash amounts over the maximum deposit insurance coverage are not insured. From time to time, the Fund evaluates the credit worthiness of the financial institution and considers alternatives.


NOTE 2. NET ASSETS

At December 31, 1999, net assets consisted of:

Net proceeds from capital stock	                    $    3,370,275
Unrealized depreciation of securities                         (244,959)
Unrealized depreciation of covered call options written       (113,811)
Excess distributions over accumulated net income              (364,832)
Undistributed net realized loss from security
transactions                                                (1,028,056)
                                                        _______________
                                                            $1,618,617

NOTE 3. COVERED CALL OPTIONS WRITTEN

     As of December 31, 1999, portfolio securities valued at $717,364 were held by the custodian in connection with covered call options written by the Fund.

NOTE 4. PAYMENTS TO RELATED PARTIES

Centurion Counsel, Inc. ("Centurion") is the Funds investment manager.
The Fund pays investment management fees to Centurion at the annualized rate of 1.00% on the first $200 million of average daily net assets of the Fund, 0.85% on the next $200 million, 0.80% on the next $200 million, 0.75% on the next $200 million, 0.60% on the next $200 million and 0.50% on amounts
over $1 billion.   These fees are computed daily and paid quarterly and are
subject to reduction in any year to the extent that the Funds expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed 3.625% based on the average total net asset value of the Fund. During the twelve months ended
December 31, 1999 Centurion received investment management fees of $7,126, and it waived $19,207 of the advisory fee.

     Centurion Institutional Services, Inc. ("CISi"), an affiliate of Centurion, serves as the Fund's distributor. The Fund offers Class A, Class B, Class C and Class D shares for purchase.

     Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. CISI collects the sales charges imposed on the sale of Class A shares, and re-allows a portion of such charges to dealers who sold the shares. During the twelve months ended December 31, 1999, no shares of Class A shares were sold. CISI also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.


     Class B shares are not subject to initial sales charges.  When
Class B shares are sold, CISI from its own resources pays commissions to dealers who sell these shares. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSC") upon redemption, in accordance with the Funds current prospectus. During the twelve months ended December 31, 1999, no shares were sold and there were no redemptions of Class B shares, accordingly, CISI did not collect any CDSC charges. In addition, CISI makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class
B shares.

     Class D shares are not subject to initial sales charges, CDSC, service fees or distribution fees. These shares are only available to Advisor professionals and eligible employees of the Fund, Centurion and its affiliates or service organizations.

     Pursuant to Rule 12b-1 under the 1940 Act, the Companys Board of Directors has adopted separate plans of distribution with respect to the Fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan"), and Class C shares ("Class C Plan"), pursuant to which the Fund reimburses CISI for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts.

     Pursuant to the Fund's Class B Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

      Pursuant to the Fund's Class C Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class C Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the twelve months ended December 31, 1999, CISI received servicing and distribution fees from the Fund of $21,075.

     CISI also executes some of the Fund's portfolio transactions. During the twelve months ended December 31, 1999, CISI received commissions of $65,055 from the Fund for this service.


     Centurion Group, Inc. ("CGI"), an affiliate of Centurion and CISI, is the administrator and transfer agent of the Fund. CGI is paid an account maintenance fee of $0.75 per account per month, a customer statement fee of $50 per 1,000 statements and other miscellaneous charges and expenses. During the twelve months ended December 31, 1999, CGI received transfer fees of $900 from the Fund, and it waived $1,233 of the transfer agent fee.


     CGI is also the accounting agent for the Fund. The monthly fee for these services paid to CGI is 0.15% of the Funds average daily net assets with a minimum fee of $18,000 per year. During the twelve months ended December 31, 1999, CGI received accounting fees of $9,000 from the Fund, and it waived $9,000 of the accounting fee.


     The Fund pays each of its Directors who is not an employee, officer or director of Centurion or any affiliate a $200 annual retainer and $400 for each meeting of the Board or any committee thereof attended by the Director. In addition the Fund pays each Directors expenses to attend the meetings.

NOTE 5. INVESTMENT TRANSACTIONS

     Purchases and sales of investment securities (excluding short-term securities) were $5,938,819 and $8,467,891, respectively. Net loss on investments for the twelve months ended December 31, 1999 was $47,785.
That amount represents the net decrease in value of investments held during the year. The components are as follows:

                        Realized         Unrealized           Net
    Long Position      $  (542,393)       $   393,269    $  (149,124)
    Covered Calls Written   19,061            (66,422)       (47,361)
    Short Position         229,889            (81,189)       148,700
                       ___________        ____________     __________
                       $ (293,443)       $    245,658    $   (47,785)

     As of December 31, 1999, the unrealized depreciation on investments consists of gross unrealized gains of $306,668 and gross unrealized losses of $665,441.




NOTE 6. CAPITAL SHARE TRANSACTIONS

     As of December 31, 1999, there were 100,000,000 shares of the Companys common stock authorized, at $0.01 par value. Transactions in capital stock of the Fund for the twelve months ended December 31, 1999 and year ended December 31, 1998 were as follows:

	                December 31,  1999            December 31, 1998
                       Shares          Amount        Shares         Amount
Class A shares:
  Shares sold	         -             $   -	       -            $   -
  Shares issued in
  reinvestment of
  dividends              -                 -           -                -
                         -                 -           -                -
Shares redeemed          -                 -           -                -

   Net increase          -             $   -           -            $   -

Class B shares:
Shares sold              -             $   -           -            $   -
Shares issued in
   reinvestment
   of dividends          -                 -           -                -
                         -                 -           -                -
Shares redeemed          -                 -           -                -

   Net increase	         -            $    -           -            $   -

Class C shares:
  Shares sold           467              1,400        55,157        $  188,539
Shares issued in
   reinvestment
   of dividends	        -                   -            -                -
                        467              1,400        55,157           188,539
Shares redeemed    (951,883)        (2,852,272)	    (854,747)       (2,722,413)

  Net decrease   $ (951,416)      $ (2,850,872)   $ (799,590)     $ (2,533,874)

Class D shares:
Shares sold           8,575       $     26,511    $   54,073      $    177,140
Shares issued in
   reinvestment
   of dividends	         -                -            3,520            12,145
                      8,575             26,511        57,593           189,285

Shares redeemed	   (137,905)          (428,284)      (98,505) 	      (324,929)

   Net decrease  $ (129,330)      $   (401,773)   $  (40,912)     $   (135,644)


NOTE 7. PER SHARE INFORMATION

Selected data for each share of capital stock outstanding throughout the period is as follows:




		                                             Class A
		                                              Shares

Per Share Operating Performance:		    1999     1998   1997 (c)
"Net asset value, beginning of period"        $3.04    $3.35  $3.65


INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                      -       0.02    -
Net gains  (losses) on investments
(both realized and unrealized)(d)             -0.12    -0.33  -0.30

Total From Investment Operation               -0.12    -0.31  -0.30

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income           -         -       -
Distributions from capital gains	           -         -       -

al Distributions                               -         -       -

Net asset value, end of period                $2.94    $3.04   $3.35

TOTAL RETURN (e)                              -3.95%   -8.28%  -8.47%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                                $  7    $   8   $   8
Ratios to net assets
Expenses, before waiver of fees               4.05%    3.47%   2.38%
Expenses, after waiver of fees                2.87%    3.47%   2.15%
Net investment income                        -3.45%    0.67%   0.64%
Portfolio Turnover Rate	                    447.63%  522.88% 234.67%
Number of Shares Outstanding
	at End of Period (000 Omitted)           3        3        3




		                                           Class B
		                                            Shares

Per Share Operating Performance:	          1999    1998    1997 (c)

"Net asset value, beginning of period"         $3.00  $3.33   $3.65

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                     -0.02  -0.01      -
Net gains  (losses) on investments
(both realized and unrealized)(d)              -0.12  -0.32   -0.32

Total From Investment Operation                -0.14  -0.33   -0.32

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income             -      -        -
Distributions from capital gains	             -      -        -

al Distributions                                 -      -        -

Net asset value, end of period                 $2.86   $3.00  $3.33

TOTAL RETURN (e)                               -4.67%  -9.91% -4.39%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                                $  -     $   1  $   1
Ratios to net assets
Expenses, before waiver of fees                4.72%    4.14%   2.84%
Expenses, after waiver of fees                 3.54%    4.14%   2.60%
Net investment income                         -4.12%    0.04%   0.19%
Portfolio Turnover Rate	                     447.63%  522.88%  234.67%
Number of Shares Outstanding
	at End of Period (000 Omitted)            -        -        -








	Class C Shares (a)

                                            For the years ended December 31,
Per Share Operating Performance:		1999   1998    1997     1996     1995

"Net asset value, beginning of period"	$2.99  $3.33   $3.51    $3.34   $3.43

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                -0.02  -0.01  -0.01    -0.03   -0.05
Net gains  (losses) on investments
	(both realized and unrealized) (d)	-0.11  -0.33  -0.17     0.20   -0.04

Total From Investment Operation         -0.13  -0.34   -0.18     0.17   -0.09

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income       -     -       -        -       -
Distributions from capital gains           -     -       -        -       -

Total Distributions                          -     -       -        -       -
"Net asset value, end of period          $2.86   $2.99   $3.33    $3.51   $3.34

TOTAL RETURN (e)                         -4.35% -10.25%  -5.13%    5.16%  -2.62%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                        $1,259  $4,166   $7,288   $7,855  $4,370
Ratios to net assets
Expenses, before waiver of fees         4.80%   3.34%    3.14%    3.54%   4.82%
Expenses, after waiver of fees          3.62%   3.34%    2.91%    3.54%   3.53%
Net investment income                    4.20%  33.00%   -0.11%   -0.43%  17.00%
Portfolio Turnover Rate	               447.63% 522.88%  234.67%  129.20%  57.20%
Number of Shares Outstanding
At End of Period (000 Omitted)           440    1,392    2,191    2,241   1,309



                                                Class D
                                                Shares

Per Share Operating Performance:          1999    1998    1997    1996 (b)

Net asset value, beginning of period      $3.05   $3.36   $3.51    $3.46

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                 0.01    0.02    0.01      -
Net gains  (losses) on investments
	(both realized and unrealized) (d)  -0.11   -0.33  - 0.16     0.05

Total From Investment Operation           -0.10   -0.31   -0.15     0.05

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income        -       -        -        -
Distributions from capital gains            -       -        -        -

Total Distributions                         -       -        -        -

Net asset value, end of period           $2.95   $3.05   $ 3.36     $3.51

TOTAL RETURN (e)                         -3.28   -8.09% -4.27%      -5.16%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period  ($000 Omitted)$352    $760    $972       $1,839
Ratios to net assets
Expenses, before waiver of fees           3.80%  2.96%   2.20%      2.13%
Expenses, after waiver of fees            2.62%  2.96%   1.97%      2.13%
Net investment income                    -3.20%  0.85%   0.82%      0.00%
Portfolio Turnover Rate	                447.63% 522.38% 234.67%   129.20%
Number of Shares Outstanding
	at End of Period (000 Omitted)      119    249     290        524


(a)	All capital shares issued and outstanding as of
      November 6, 1996 were reclassified as Class C Shares
(b)	For the period December 9, 1996 (effective date) to December 31, 1996.
(c)	For the period January 7, 1997 (first sale date) to December 31, 1997.
(d)	Allocated between Net Investment Income and Net Gains or (Losses)
      on Securities based on monthly weighted average shares outstanding.
(e)	Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.